SIGNIFICANT ACCOUNTING POLICIES (Fair Value of Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Assets:
Asset Derivatives	$ 571	$ 1,292	$ 335
Derivative Liabilities:
Liability Derivatives	(3,206)	(2,112)	(2,844)
Foreign exchange option and forward contracts [Member] | Designated as Hedging Instrument [Member] | Prepaid expenses and other receivables [Member]
Derivative Assets:
Asset Derivatives	130	745
Foreign exchange option and forward contracts [Member] | Designated as Hedging Instrument [Member] | Other accounts payable and accrued expenses [Member]
Derivative Liabilities:
Liability Derivatives			(344)
Foreign exchange option and forward contracts [Member] | Designated as Hedging Instrument [Member] | Other long term liabilities [Member]
Derivative Liabilities:
Liability Derivatives
Foreign exchange option and forward contracts [Member] | Not Designated as Hedging Instrument [Member] | Prepaid expenses and other receivables [Member]
Derivative Assets:
Asset Derivatives		547	335
Foreign exchange option and forward contracts [Member] | Not Designated as Hedging Instrument [Member] | Other accounts payable and accrued expenses [Member]
Derivative Liabilities:
Liability Derivatives	(259)	(159)	(283)
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Other accounts payable and accrued expenses [Member]
Derivative Liabilities:
Liability Derivatives	(214)	(105)	(433)
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Other long term liabilities [Member]
Derivative Liabilities:
Liability Derivatives	(68)
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Other long term assets [Member]
Derivative Assets:
Asset Derivatives	441
Lease embedded derivative [Member] | Not Designated as Hedging Instrument [Member] | Other accounts payable and accrued expenses [Member]
Derivative Liabilities:
Liability Derivatives	(358)	(197)	(152)
Lease embedded derivative [Member] | Not Designated as Hedging Instrument [Member] | Other long term liabilities [Member]
Derivative Liabilities:
Liability Derivatives	(1,992)	(1,369)	(1,131)
Cash Fee [Member] | Not Designated as Hedging Instrument [Member] | Other long term liabilities [Member]
Derivative Liabilities:
Liability Derivatives	$ (315)	$ (282)	$ (501)